Supplementry Financial Statement Information - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator ($ in thousands):
Net loss for the year, as reported		$ (13,905)	$ (6,772)	$ (9,648)
8% dividend on preferred shares		(84,000)
Deemed dividend for down-round adjustments:
Preferred shares		$ (3,767)
Warrants		(5,604)
The effect of change in terms of Series 3 warrants		0	0	92
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders		(23,360)	(6,772)	(9,740)
Numerator for diluted net loss per Ordinary Share - net loss attributable to shareholders		$ (23,360)	$ (6,772)	$ (9,740)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	[1]	370,124	132,265	55,338
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	[1]	38,668	17,320	436
Denominator for basic loss per share – weighted number of Ordinary Shares	[1],[2]	408,792	149,585	55,774
Denominator for diluted loss per share – weighted number of Ordinary Shares	[1],[2]	408,792	149,585	55,774
Basic loss per Ordinary Share (in dollars)	[2]	$ (57.14)	$ (45.27)	$ (174.63)
Dilutive loss per Ordinary Share (in dollars)	[2]	$ (57.14)	$ (45.27)	$ (174.63)

[1]	Post reverse stock splits of shares - see Note 11A.
[2]	Post reverse split, see Note 11A.